Digital Assets	12 Months Ended
Dec. 31, 2021
Digital Assets
Digital Assets

NOTE 3 – Digital Assets

The following represents the change in digital assets:

	December 31, 2021	December 31, 2020
	Cryptocurrencies
Beginning balance	$-	$-
Purchase	10,000	-
Realized gain / (loss)	-	-
Impairment	(3,893)	-
Ending balance	$6,107	$-

The Company does not record fair value gains (losses) associated with its digital assets. Cryptocurrencies are classified as intangible assets, and the Company tests these assets for impairment on an annual basis.